File No.:_______
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

ABERDEEN ASSET MANAGEMENT PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

10 QUEEN'S TERRACE, ABERDEEN AB9 IQJ, SCOTLAND, UNITED KINGDOM
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, EXECUTIVE DIRECTOR
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

              The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

              Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 16TH day of AUGUST, 1999.

                     ABERDEEN ASSET MANAGEMENT PLC

                     (Name of Institutional Investment Manager)

                       By:   /S/ BEV HENDRY
                                 Manual Signature of Person Duly Authorized
                                 to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                              13F File No.:
1. ABERDEEN FUND MANAGERS INC.                               ___________________
2. SCOTTISH PROVIDENT INSTITUTION                            ___________________
3. ___________________________________                       ___________________

* The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

              The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                              File No.: ________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

ABERDEEN FUND MANAGERS INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

ONE FINANCIAL PLAZA, SUITE 2210, 100 S.E. 3RD AVENUE, FORT LAUDERDALE, FL 33394
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

BEVERLEY HENDRY, (954) 767-9900, CHIEF EXECUTIVE OFFICER
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

              The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

              Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of FORT LAUDERDALE and State of FLORIDA on the 16TH day of AUGUST, 1999.
                     ABERDEEN FUND MANAGERS INC.

                     (Name of Institutional Investment Manager)

                       By:     /S/ BEV HENDRY
                                 Manual Signature of Person Duly Authorized
                                 to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                              13F File No.:
1. ___________________                                          ________________
2. ___________________                                          ________________
3. ___________________                                          ________________

Aberdeen Asset Management PLC is the Reporting Manager filing this report on behalf of Aberdeen Fund Managers Inc.

* The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

              The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

                                                           File No.: ___________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Report for the Quarter Ended JUNE 30, 1999
                (Please read instructions before preparing form)

If amended report check here: ( )

SCOTTISH PROVIDENT INSTITUTION
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

7-11 MELVILLE STREET, EDINBURGH, EH3 7YZ, SCOTLAND
--------------------------------------------------------------------------------
Business Address             (Street)            (City)          (State)   (Zip)

GORDON HENDERSON, 441315-271100,  GROUP SECRETARY
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

ATTENTION -- INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).

              The institutional investment manager submitting this Form and its at tachments and the person by whom it is signed represent hereby that all informa tion contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

              Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of SCOTLAND on the 16TH day of AUGUST, 1999.

                     SCOTTISH PROVIDENT INSTITUTION

                     (Name of Institutional Investment Manager)

                       By:       /S/ GORDON HENDERSON
                                 Manual Signature of Person Duly Authorized
                                 to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                              13F File No.:
1. ___________________                                          ________________
2. ___________________                                          ________________
3. ___________________                                          ________________

Aberdeen Asset Management PLC is the Reporting Manager and is filing this report on behalf of Scottish Provident Institution.

* The Reporting Manager and Scottish Provident Institution does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the managers identified in Item 7 of such rows. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager and Scottish Provident Institution exercise investment discretion or is a member of such a group with respect to such securities.

              The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including other managers named herein) is the beneficial owner of any securities.

Item 1                   Item 2    Item 3        Item 4       Item 5 Item 6 Investment Discretion  Item 7  Item 8
                                                                        -------------------------  Mngrs   Voting Authority (Shares)
                         Title of  CUSIP       Fair Market              (a) Sole  (b)Shrd  (c)Shrd        --------------------------
Name Of Issuer           Class     Number         Value        Shares             as dfnd   Other        (a) Sole  (b)Shrd  (c)None
-----------------------  -------   ---------    ---------     --------   -------  -------   ----  -----   -------  ------   -------
3 COM                    Com Stk   885535104      362950        13,600      0      13,600     0    1,2     13,600     0        0
4FRONT TECHNOLOGIES      Com Stk   351042106     1404719       142,250      0     142,250     0    1,2    142,250     0        0
ABACUS DIRECT            Com Stk   025531056       73200           800      0         800     0    1,2        800     0        0
ABBOTT LABS              Com Stk   002824100     7282687       160,500      0     160,500     0    1,2    160,500     0        0
ADC TELECOM              Com Stk   000886101     2583394        56,700      0      56,700     0    1,2     56,700     0        0
ALBERTSON'S              Com Stk   013104104    14677266       284,650      0     284,650     0    1,2    284,650     0        0
ALKERMES                 Com Stk   01642T108       30063         1,300      0       1,300     0    1,2      1,300     0        0
ALLSTATE                 Com Stk   020002101    19508825       543,800      0     543,800     0    1,2    543,800     0        0
AMBAC                    Com Stk   023139108      628375        11,000      0      11,000     0    1,2     11,000     0        0
AMERICA ONLINE           Com Stk   02364J104     8503000        77,300      0      77,300     0    1,2     77,300     0        0
AMERICAN HOME PROD       Com Stk   026609107    17066194       297,450      0     297,450     0    1,2    297,450     0        0
AMERICAN INTL GRP        Com Stk   026874107     1407000        12,000      0      12,000     0    1,2     12,000     0        0
AMGEN                    Com Stk   031162100     5990100        98,400      0      98,400     0    1,2     98,400     0        0
APPLE COMPUTER           Com Stk   037833100     3496594        75,500      0      75,500     0    1,2     75,500     0        0
APPLIED MATERIALS        Com Stk   038222105     4728000        64,000      0      64,000     0    1,2     64,000     0        0
AT & T                   Com Stk   001957109     1116250        20,000      0      20,000     0    1,2     20,000     0        0
AT HOME                  Com Stk   045919107     1618125        30,000      0      30,000     0    1,2     30,000     0        0
ATLANTIC COAST AIRLINES  Com Stk   048396105       32300         1,700      0       1,700     0    1,2      1,700     0        0
ATLANTIC RICHFIELD       Com Stk   048825103      250688         3,000      0       3,000     0    1,2      3,000     0        0
ATMEL                    Com Stk   049513104      261875        10,000      0      10,000     0    1,2     10,000     0        0
ATMI                     Com Stk   00207R101       59500         2,000      0       2,000     0    1,2      2,000     0        0
AVON PRODUCTS            Com Stk   054303102    15900750       286,500      0     286,500     0    1,2    286,500     0        0
BANK OF AMERICA          Com Stk   060505104    14022115       191,265      0     191,265     0    1,2    191,265     0        0
BANK ONE CORP            Com Stk   06423A103      655188        11,000      0      11,000     0    1,2     11,000     0        0
BELL ATLANTIC            Com Stk   077853109     9982763       152,700      0     152,700     0    1,2    152,700     0        0
BELLSOUTH                Com Stk   079860102      968625        21,000      0      21,000     0    1,2     21,000     0        0
BEYOND.COM               Com Stk   08860E101       28687         1,000      0       1,000     0    1,2      1,000     0        0
BIOGEN                   Com Stk   090597105     9550406       148,500      0     148,500     0    1,2    148,500     0        0
BLACK BOX                Com Stk   091826107      601500        12,000      0      12,000     0    1,2     12,000     0        0
BROCADE COMMUNICATIONS   Com Stk   111621108      819719         8,500      0       8,500     0    1,2      8,500     0        0
BURR BROWN CORP          Com Stk   122574106       73250         2,000      0       2,000     0    1,2      2,000     0        0
C CUBE MICROSYSTEM       Com Stk   125015107      348563        11,000      0      11,000     0    1,2     11,000     0        0
CAL DIVE                 Com Stk   127914109       41825         1,400      0       1,400     0    1,2      1,400     0        0
CATERPILLAR              Com Stk   149123101      780000        13,000      0      13,000     0    1,2     13,000     0        0
CELL GENESYS             Com Stk   150921104      467500       110,000      0     110,000     0    1,2    110,000     0        0
CENTRAL PARKING          Com Stk   154785109       37675         1,100      0       1,100     0    1,2      1,100     0        0
CHARTER ONE FINANCIAL    Com Stk   160903100      556250        20,000      0      20,000     0    1,2     20,000     0        0
CHASE MANHATTAN          Com Stk   16161A108     1470500        17,000      0      17,000     0    1,2     17,000     0        0
CHURCH & DWIGHT          Com Stk   171340102       43500         1,000      0       1,000     0    1,2      1,000     0        0
CISCO SYSTEMS            Com Stk   17275R102    39954214       620,046      0     620,046     0    1,2    620,046     0        0
CIT GROUP                Com Stk   125577106    16146900       559,200      0     559,200     0    1,2    559,200     0        0
CITIGROUP                Com Stk   172967101     1425000        30,000      0      30,000     0    1,2     30,000     0        0
CLAIRE STORES            Com Stk   179584107     1081500        42,000      0      42,000     0    1,2     42,000     0        0
CLOROX                   Com Stk   189054109     7156438        67,000      0      67,000     0    1,2     67,000     0        0
CMGI INC                 Com Stk   125750109      136875         1,200      0       1,200     0    1,2      1,200     0        0
CNET                     Com Stk   125945105      115250         2,000      0       2,000     0    1,2      2,000     0        0
COMPAQ COMPUTER          Com Stk   204493100     1114497        47,050      0      47,050     0    1,2     47,050     0        0
COMPUTER ASSOCIATES      Com Stk   204912109     4270500        78,000      0      78,000     0    1,2     78,000     0        0
COMPUTER SCIENCES        Com Stk   205363104     5244413        75,800      0      75,800     0    1,2     75,800     0        0
COMPUWARE CORP           Com Stk   205638109     5958481       187,300      0     187,300     0    1,2    187,300     0        0
COMVERSE TECHNOLOGY      Com Stk   205862402     7021500        93,000      0      93,000     0    1,2     93,000     0        0
CONOCO INC CLASS 'A'     Com Stk   208251306    22556450       809,200      0     809,200     0    1,2    809,200     0        0
COPPER MOUNTAIN NET      Com Stk   217510106      849750        11,000      0      11,000     0    1,2     11,000     0        0
CORNING                  Com Stk   219350105      911625        13,000      0      13,000     0    1,2     13,000     0        0
CVS                      Com Stk   126650100    22751225       448,300      0     448,300     0    1,2    448,300     0        0
CYTYC CORP               Com Stk   232946103       39000         2,000      0       2,000     0    1,2      2,000     0        0
DALLAS SEMICONDUCTOR     Com Stk   235204104      685125        13,500      0      13,500     0    1,2     13,500     0        0
DAYTON-HUDSON            Com Stk   239753106    30363125       467,125      0     467,125     0    1,2    467,125     0        0
DEVRY                    Com Stk   251893103       35800         1,600      0       1,600     0    1,2      1,600     0        0
DIEBOLD                  Com Stk   253651103     1437500        50,000      0      50,000     0    1,2     50,000     0        0
DISNEY(WALT)CO           Com Stk   254687106      554625        18,000      0      18,000     0    1,2     18,000     0        0
DOUBLECLICK              Com Stk   258609304       91750         1,000      0       1,000     0    1,2      1,000     0        0
DRIL-QUIP                Com Stk   262037104       68812         3,000      0       3,000     0    1,2      3,000     0        0
DUKE ENERGY              Com Stk   264399106    13753634       252,650      0     252,650     0    1,2    252,650     0        0
DURA PHARMACEUTICALS     Com Stk   26632S109      513312        43,000      0      43,000     0    1,2     43,000     0        0
EAGLE AIRFREIGHT         Com Stk   270018104       55169         1,300      0       1,300     0    1,2      1,300     0        0
EASTMAN KODAK            Com Stk   277461109      677500        10,000      0      10,000     0    1,2     10,000     0        0
E BAY                    Com Stk   278642103     2270625        15,000      0      15,000     0    1,2     15,000     0        0
EMC CORP                 Com Stk   268648102    24277000       441,400      0     441,400     0    1,2    441,400     0        0
EMERSON ELECTRIC         Com Stk   291011104    23192469       368,500      0     368,500     0    1,2    368,500     0        0
EMULEX                   Com Stk   292475209       77831           700      0         700     0    1,2        700     0        0
ENTRUST TECHNOLOGIES     Com Stk   293848107     2879450        86,600      0      86,600     0    1,2     86,600     0        0
E TRADE                  Com Stk   269246104       79875         2,000      0       2,000     0    1,2      2,000     0        0
EXXON                    Com Stk   302290101      231375         3,000      0       3,000     0    1,2      3,000     0        0
FANNIE MAE               Com Stk   313586109    16506262       241,850      0     241,850     0    1,2    241,850     0        0
FIRST DATA CORP          Com Stk   319963104    20132887       411,400      0     411,400     0    1,2    411,400     0        0
FIRST REPUBLIC BANK      Com Stk   336158100       34725         1,200      0       1,200     0    1,2      1,200     0        0
FIRST SIERRA FINANCIAL   Com Stk   335944104      115000         4,600      0       4,600     0    1,2      4,600     0        0
FPL GROUP                Com Stk   302571104     7532787       137,900      0     137,900     0    1,2    137,900     0        0
FREMONT GENERAL          Com Stk   357288109      320875        17,000      0      17,000     0    1,2     17,000     0        0
FURON                    Com Stk   361106107      399000        21,000      0      21,000     0    1,2     21,000     0        0
FYI                      Com Stk   302712104       40788         1,300      0       1,300     0    1,2      1,300     0        0
GADZOOKS                 Com Stk   362553109       64000         4,000      0       4,000     0    1,2      4,000     0        0
GATEWAY 2000             Com Stk   367626108     3543750        60,000      0      60,000     0    1,2     60,000     0        0
GENERAL ELECTRIC         Com Stk   369604103    11780250       104,250      0     104,250     0    1,2    104,250     0        0
GENERAL INSTRUMENTS      Com Stk   370120107     3519000        82,800      0      82,800     0    1,2     82,800     0        0
GOODRICH (BF)            Com Stk   382388106      382500         9,000      0       9,000     0    1,2      9,000     0        0
GRAY COMMUNICATIONS      Com Stk   389190208       35312         2,500      0       2,500     0    1,2      2,500     0        0
GTE CORP                 Com Stk   362320103    14496000       192,000      0     192,000     0    1,2    192,000     0        0
GUIDANT CORP             Com Stk   401698105     3619650        70,800      0      70,800     0    1,2     70,800     0        0
HALLIBURTON              Com Stk   406216101      316750         7,000      0       7,000     0    1,2      7,000     0        0
HA-LO INDUSTRIES         Com Stk   404429102       34563         3,500      0       3,500     0    1,2      3,500     0        0
HARTFORD FINANCIAL       Com Stk   416515104    14018325       240,400      0     240,400     0    1,2    240,400     0        0
HEALTH CARE REIT         Com Stk   42217K106      813750        35,000      0      35,000     0    1,2     35,000     0        0
HEICO                    Com Stk   422806109       50125         2,000      0       2,000     0    1,2      2,000     0        0
HEWLETT-PACKARD          Com Stk   428236103     3135600        31,200      0      31,200     0    1,2     31,200     0        0
HOME DEPOT               Com Stk   437076102      824800        12,800      0      12,800     0    1,2     12,800     0        0
HONEYWELL                Com Stk   438506107     1935113        16,700      0      16,700     0    1,2     16,700     0        0
HORACE MANN EDUCATORS    Com Stk   440327104      407813        15,000      0      15,000     0    1,2     15,000     0        0
HOT TOPIC                Com Stk   441339108       40500         1,500      0       1,500     0    1,2      1,500     0        0
ICOS CORP                Com Stk   449295104       81625         2,000      0       2,000     0    1,2      2,000     0        0
IDT CORP                 Com Stk   448947101     1330550        59,800      0      59,800     0    1,2     59,800     0        0
ILLINOIS TOOL WORKS      Com Stk   452308109      654000         8,000      0       8,000     0    1,2      8,000     0        0
IMMUNEX CORP             Com Stk   452528102     7060038        55,400      0      55,400     0    1,2     55,400     0        0
IMPATH                   Com Stk   45255G101       40500         1,500      0       1,500     0    1,2      1,500     0        0
INFOSEEK                 Com Stk   45678M107       28762           600      0         600     0    1,2        600     0        0
INFOSPACE.COM            Com Stk   45678T102     2350000        50,000      0      50,000     0    1,2     50,000     0        0
INHALE THERAPEUTIC       Com Stk   457191104       26194         1,100      0       1,100     0    1,2      1,100     0        0
INKTOMI                  Com Stk   457277101     2485350        18,900      0      18,900     0    1,2     18,900     0        0
INTEL CORP               Com Stk   458140100     7824250       131,500      0     131,500     0    1,2    131,500     0        0
IBM                      Com Stk   459200101    44474925       344,100      0     344,100     0    1,2    344,100     0        0
KELLSTROM INDUSTRIES     Com Stk   488035106       31025         1,700      0       1,700     0    1,2      1,700     0        0
LASALLE HOTEL PROPS      Com Stk   517942108      750312        49,000      0      49,000     0    1,2     49,000     0        0
LENNAR                   Com Stk   526057104      600000        25,000      0      25,000     0    1,2     25,000     0        0
LEVEL ONE COMMUNICS.     Com Stk   527295109      122344         2,500      0       2,500     0    1,2      2,500     0        0
LIGAND PHARMACEUTICAL    Com Stk   53220K207      278125        25,000      0      25,000     0    1,2     25,000     0        0
LUCENT TECHNOLOGIES      Com Stk   549463107    34792692       515,925      0     515,925     0    1,2    515,925     0        0
LYCOS                    Com Stk   550818108       91875         1,000      0       1,000     0    1,2      1,000     0        0
MACROMEDIA               Com Stk   556100105     1427625        40,500      0      40,500     0    1,2     40,500     0        0
MARSH & MCLENNAN         Com Stk   571748102    21078969       278,500      0     278,500     0    1,2    278,500     0        0
MASCO CORP               Com Stk   574599106    21321300       738,400      0     738,400     0    1,2    738,400     0        0
MATTEL                   Com Stk   577081102      679250        26,000      0      26,000     0    1,2     26,000     0        0
MAYTAG                   Com Stk   578592107    19477688       279,000      0     279,000     0    1,2    279,000     0        0
MCDONALD'S               Com Stk   580135101    19394550       471,600      0     471,600     0    1,2    471,600     0        0
MCI WORLDCOM             Com Stk   55268B106     3941662        45,800      0      45,800     0    1,2     45,800     0        0
MEDIAONE GROUP           Com Stk   58440J104      892500        12,000      0      12,000     0    1,2     12,000     0        0
MEDTRONIC                Com Stk   585055106    22790119       292,650      0     292,650     0    1,2    292,650     0        0
MERRILL LYNCH            Com Stk   590188108      318000         4,000      0       4,000     0    1,2      4,000     0        0
METRO NETWORKS           Com Stk   591918107       69387         1,300      0       1,300     0    1,2      1,300     0        0
METZLER GROUP            Com Stk   592903108       27625         1,000      0       1,000     0    1,2      1,000     0        0
MGIC INVESTMENTS         Com Stk   552848103    31501706       647,850      0     647,850     0    1,2    647,850     0        0
MICRON TECHNOLOGY        Com Stk   595112103     2877525        71,050      0      71,050     0    1,2     71,050     0        0
MICROSOFT                Com Stk   594918104     9478706       105,100      0     105,100     0    1,2    105,100     0        0
MILLENIUM PHARMACEUTIC.  Com Stk   599902103       66455         1,800      0       1,800     0    1,2      1,800     0        0
MOBIL CORP               Com Stk   607059102    10403313       105,350      0     105,350     0    1,2    105,350     0        0
MONSANTO                 Com Stk   611662107    12058650       304,800      0     304,800     0    1,2    304,800     0        0
MORGAN J P               Com Stk   616880100      562000         4,000      0       4,000     0    1,2      4,000     0        0
MOTOROLA                 Com Stk   620076109     8735950        92,200      0      92,200     0    1,2     92,200     0        0
MYLAN LABS.              Com Stk   628530107      530000        20,000      0      20,000     0    1,2     20,000     0        0
NATIONAL COMPUTER SYST   Com Stk   635519101       43875         1,300      0       1,300     0    1,2      1,300     0        0
NETWORK SOLUTIONS        Com Stk   64121Q102     2286713        28,900      0      28,900     0    1,2     28,900     0        0
NEW CENTURY              Com Stk   64352D101      290000        16,000      0      16,000     0    1,2     16,000     0        0
NEW ERA OF NETWORKS      Com Stk   644312100     5048419       114,900      0     114,900     0    1,2    114,900     0        0
NORTHERN TELECOM         Com Stk   656569100     5833800        67,200      0      67,200     0    1,2     67,200     0        0
NOVOSTE CORP             Com Stk   67010C100       39900         1,900      0       1,900     0    1,2      1,900     0        0
OMNICOM                  Com Stk   681919106    18976000       237,200      0     237,200     0    1,2    237,200     0        0
ON ASSIGNMENT            Com Stk   682159108       39187         1,500      0       1,500     0    1,2      1,500     0        0
ONIX SYSTEMS             Com Stk   67088G108      139998        23,333      0      23,333     0    1,2     23,333     0        0
PACIFIC SUNWEAR          Com Stk   694873100       36562         1,500      0       1,500     0    1,2      1,500     0        0
PAPA JOHNS               Com Stk   698813102       40219           900      0         900     0    1,2        900     0        0
PEPSICO                  Com Stk   713448108    16960600       438,400      0     438,400     0    1,2    438,400     0        0
PITNEY BOWES             Com Stk   724479100    19178625       298,500      0     298,500     0    1,2    298,500     0        0
PRAXAIR                  Com Stk   74005P104      391500         8,000      0       8,000     0    1,2      8,000     0        0
PROCTER & GAMBLE         Com Stk   742718109    13369650       149,800      0     149,800     0    1,2    149,800     0        0
PROVIDIAN FINANCIAL      Com Stk   74406A102    12215750       131,000      0     131,000     0    1,2    131,000     0        0
QUALCOMM                 Com Stk   747525103     7404600        51,600      0      51,600     0    1,2     51,600     0        0
RAILTEX                  Com Stk   750766107      291375        21,000      0      21,000     0    1,2     21,000     0        0
RAMBUS                   Com Stk   750917106     3871875        42,000      0      42,000     0    1,2     42,000     0        0
RFS HOTEL INVESTORS      Com Stk   74955J108      555263        44,200      0      44,200     0    1,2     44,200     0        0
ROYAL CARIBBEAN CRUISES  Com Stk   008862868      568750        13,000      0      13,000     0    1,2     13,000     0        0
SANMINA CORP             Com Stk   800907107     5918250        78,000      0      78,000     0    1,2     78,000     0        0
SCHERING-PLOUGH          Com Stk   806605101    15498000       295,200      0     295,200     0    1,2    295,200     0        0
SECURITY FIRST TECH.     Com Stk   814279105     1195813        26,500      0      26,500     0    1,2     26,500     0        0
SEPRACOR                 Com Stk   817315104       56875           700      0         700     0    1,2        700     0        0
SHERWIN-WILLIAMS         Com Stk   824348106      499500        18,000      0      18,000     0    1,2     18,000     0        0
SIEBEL SYSTEMS           Com Stk   826170102     4893862        73,800      0      73,800     0    1,2     73,800     0        0
SIMON PROPERTY GROUP     Com Stk   828806109      406000        16,000      0      16,000     0    1,2     16,000     0        0
SIPEX CORP               Com Stk   829909100       61500         3,000      0       3,000     0    1,2      3,000     0        0
SLM HOLDINGS             Com Stk   78442A109     1603438        35,000      0      35,000     0    1,2     35,000     0        0
SMART MODULAR TECH       Com Stk   831690102      139000         8,000      0       8,000     0    1,2      8,000     0        0
SOLECTRON                Com Stk   834182107     6588725        98,800      0      98,800     0    1,2     98,800     0        0
SUN MICROSYSTEMS         Com Stk   866810104    28231862       409,900      0     409,900     0    1,2    409,900     0        0
SUNSTONE HOTEL INVSTRS   Com Stk   867933103      850000       100,000      0     100,000     0    1,2    100,000     0        0
SUPERIOR SERVICES        Com Stk   868316100       53375         2,000      0       2,000     0    1,2      2,000     0        0
TALBOTS                  Com Stk   874161102      533750        14,000      0      14,000     0    1,2     14,000     0        0
TELLABS                  Com Stk   879664100     4938819        73,100      0      73,100     0    1,2     73,100     0        0
TENET  HEALTHCARE        Com Stk   88033G100      835313        45,000      0      45,000     0    1,2     45,000     0        0
TEXAS INSTRUMENTS        Com Stk   882508104     8107200        56,300      0      56,300     0    1,2     56,300     0        0
TOLL BROTHERS            Com Stk   889478103      300125        14,000      0      14,000     0    1,2     14,000     0        0
TRANS SYSTEM ARCHITECTS  Com Stk   893416107       39000         1,000      0       1,000     0    1,2      1,000     0        0
TRANSKARYOTIC THERAPY    Com Stk   893735100       46200         1,400      0       1,400     0    1,2      1,400     0        0
TSI INTERNATIONAL        Com Stk   872879101       56750         2,000      0       2,000     0    1,2      2,000     0        0
TYCO INTERNATIONAL       Com Stk   902124106    25004525       263,900      0     263,900     0    1,2    263,900     0        0
UNION PACIFIC CORP       Com Stk   907818108     1049625        18,000      0      18,000     0    1,2     18,000     0        0
UNIPHASE CORP            Com Stk   909149106     7802000        47,000      0      47,000     0    1,2     47,000     0        0
UNITED NATURAL FOODS     Com Stk   911163103       47025         1,900      0       1,900     0    1,2      1,900     0        0
UNOCAL CORP              Com Stk   915289103     9549625       241,000      0     241,000     0    1,2    241,000     0        0
VANS                     Com Stk   921930103       34359         3,000      0       3,000     0    1,2      3,000     0        0
VERISIGN                 Com Stk   92343E102       51750           600      0         600     0    1,2        600     0        0
VERITAS SOFTWARE         Com Stk   923436109     4196237        44,200      0      44,200     0    1,2     44,200     0        0
VITESSE SEMICOND         Com Stk   928497106     6925831       102,700      0     102,700     0    1,2    102,700     0        0
WARNER LAMBERT           Com Stk   934488107    15235150       220,400      0     220,400     0    1,2    220,400     0        0
WASHINGTON FEDERAL       Com Stk   938824109      201938         9,000      0       9,000     0    1,2      9,000     0        0
WASHINGTON MUTUAL        Com Stk   939322103    17759912       499,400      0     499,400     0    1,2    499,400     0        0
WASTE MANAGEMENT         Com Stk   94106L109      537500        10,000      0      10,000     0    1,2     10,000     0        0
WELLS FARGO              Com Stk   949746101    14573475       340,900      0     340,900     0    1,2    340,900     0        0
WORLD COLOR PRESS        Com Stk   981443104      522500        19,000      0      19,000     0    1,2     19,000     0        0
XEROX                    Com Stk   984121103     3384281        57,300      0      57,300     0    1,2     57,300     0        0
XILINX                   Com Stk   983919101     4591450        80,200      0      80,200     0    1,2     80,200     0        0
YAHOO!                   Com Stk   984332106     3694763        21,450      0      21,450     0    1,2     21,450     0        0
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                              1,083,762,149
                                           -------------